Note 22 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues
P&C	1,032,594	1,090,205	1,264,317	208,850
Life	276,402	272,755	230,086	38,007
Claims Adjusting	202,003	217,497	261,206	43,148
Other	5,676	5,660	1,415	234
Total net revenues	1,516,675	1,586,117	1,757,024	290,239
Operating costs and expenses
P&C	(1,626,472)	(911,330)	(1,142,677)	(188,757)
Life	(245,571)	(266,062)	(232,794)	(38,455)
Claims Adjusting	(243,072)	(186,694)	(234,129)	(38,675)
Other	(150,333)	(156,205)	(129,438)	(21,381)
Total operating costs and expenses	(2,265,448)	(1,520,291)	(1,739,038)	(287,268)
Income (loss) from operations
P&C	(593,878)	178,875	121,640	20,093
Life	30,831	6,693	(2,708)	(448)
Claims Adjusting	(41,069)	30,803	27,077	4,473
Other	(144,657)	(150,545)	(128,023)	(21,147)
Total income (loss) from operations	(748,773)	65,826	17,986	2,971

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Segment assets
P&C	1,542,536	1,262,728	208,587
Life	250,126	221,748	36,630
Claims Adjusting	84,325	103,126	17,035
Other	1,523,802	1,973,128	325,938
Total assets	3,400,789	3,560,730	588,190